POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JUNE 14, 2013 TO THE
PROSPECTUS DATED AUGUST 31, 2012 OF:

PowerShares Aerospace & Defense Portfolio
PowerShares CleantechTM Portfolio
PowerShares DWA Technical LeadersTM Portfolio
PowerShares Global Listed Private Equity Portfolio
PowerShares Golden Dragon China Portfolio
PowerShares Lux Nanotech Portfolio
PowerShares S&P 500 BuyWrite Portfolio
PowerShares S&P 500® High Quality Portfolio
PowerShares Water Resources Portfolio
PowerShares WilderHill Clean Energy Portfolio
PowerShares WilderHill Progressive Energy Portfolio

PowerShares Lux Nanotech Portfolio (the "Fund") no longer utilizes a representative sampling approach in seeking investment results that generally correspond, before fees and expenses, to its underlying index. Instead, the Fund generally invests in all of the securities comprising its underlying index in proportion to the weightings of the securities in that underlying index. Accordingly, effective immediately, the Prospectus is changed as follows:

•  On page 33, under the section titled "PowerShares Lux Nanotech Portfolio—Summary Information—Principal Risks of the Fund," the subsection titled "Sampling Risk" is deleted.

•  On page 33, under the section titled "PowerShares Lux Nanotech Portfolio—Summary Information—Principal Risks of the Fund," the third and fourth sentences of the subsection titled "Non-Correlation Risk" are deleted.

•  On page 67, under the section titled "Additional Information About the Funds' Strategies and Risks," the third paragraph in the subsection titled "Principal Investment Strategies" is deleted in its entirety.

•  On page 86, under the section titled "Additional Information About the Funds' Strategies and Risks—Principal Risks of Investing in the Funds," the subsection titled "Sampling Risk" is deleted in its entirety.

Please Retain This Supplement For Future Reference.

P-PS-PRO-4 SUP-5 061413

POWERSHARES EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JUNE 14, 2013 TO THE
STATEMENT OF ADDITIONAL INFORMATION DATED AUGUST 31, 2012

PowerShares Lux Nanotech Portfolio (the "Fund") no longer utilizes a representative sampling approach in seeking investment results that generally correspond, before fees and expenses, to its underlying index. Instead, the Fund generally invests in all of the securities comprising its underlying index in proportion to the weightings of the securities in that underlying index. Accordingly, effective immediately, the Statement of Additional Information is changed as follows:

•  On page 6, under the section titled "Investment Strategies and Risks," the fourth sentence in the subsection titled "Investment Strategies" is deleted.

•  On page 6, under the section titled "Investment Strategies and Risks," the second sentence of the fifth paragraph in the subsection titled "Investment Risks" is deleted.

Please Retain This Supplement For Future Reference.

P-PS-SAI SUP-6 061413